Commitments and contingent liabilities (Details) - USD ($)		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of contingent liabilities [line items]
Total contingent liabilities		$ 274,066	$ 274,120	$ 268,976
Market fees
Disclosure of contingent liabilities [line items]
Total contingent liabilities	[1]	71,571	71,585	70,242
Income tax case
Disclosure of contingent liabilities [line items]
Total contingent liabilities	[2]	$ 202,495	$ 202,535	$ 198,734

[1]	Represents market fees demand raised by Haryana State Agricultural Marketing Board ("HSAMB") in respect of certain paddy purchases. The Group has paid $35,793 (INR 2,324,195) under protest and the case is pending with local authorities against the demand. The Group expects that the likelihood of any liability is not probable. Accordingly, no provision has been created for this matter.
[2]	Represents tax litigations with the income tax department of India in respect of various years' cases pending with the High Court of Delhi and High Court of Punjab and Haryana. The Group has been contesting these demands and has received favorable orders in the majority of cases from the Tribunal, which have been contested by the Income tax department in the High Court of Delhi and High Court of Punjab and Haryana. The Group expects that the likelihood of any liability is not probable. Accordingly, no provision has been created for this matter.